Document and Entity Information	6 Months Ended
Jun. 30, 2025
Document and Entity Information
Document Type	S-1/A
Entity Registrant Name	Tvardi Therapeutics, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001346830
Amendment Flag	false